RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	$ 35,679,488	$ 32,401,125	$ 31,905,086	$ 35,535,952	$ 42,496,713
Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	456,722	456,722	456,722	456,722	456,722
Capital Adjustment
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	3,079,801	2,968,586	3,079,801	3,079,801	3,079,801
Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	28,746,952		33,164,446	33,163,783	33,164,697
Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank			191,301	191,301	152,370
Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank			14,050,149	11,216,663	6,662,091
Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	2,026,133		(19,602,628)	(13,205,373)	(1,582,686)
Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	1,341,527	117,647	$ 538,613	$ 603,553	$ 98,157
Issue premium
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank		$ 28,858,170
Argentine Central Bank
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	36,338,534
Argentine Central Bank | Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	456,722
Argentine Central Bank | Capital Adjustment
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	2,968,586
Argentine Central Bank | Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	28,858,170
Argentine Central Bank | Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	3,412,111
Argentine Central Bank | Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity under the rules of the Argentine Central Bank	$ 642,945
Banco Supervielle S.A.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Profit shown In income Statement	20.00%